BNY MELLON INVESTMENT FUNDS V, INC.

c/o BNY Mellon Investment Adviser, Inc.

240 Greenwich Street

New York, New York 10286

June 26, 2020

Securities and Exchange Commission

Division of Investment Management

100 F Street, NE

Washington, D.C. 20549

Attention: Jennifer Hardy

Re:	BNY Mellon Investment Funds V, Inc.

Registration Statement on Form N-14 (File No.: 333-238248)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "Act"), the Fund hereby certifies that:

(1)	the form of Prospectus/Information Statement and Statement of Additional Information that would have been filed pursuant to Rule 497(c) of the Act would not have differed from those contained in Pre-Effective Amendment No. 2 to the Fund's Registration Statement on Form N-14; and

(2)	the text of Pre-Effective Amendment No. 2 to the Fund's Registration Statement on Form N-14 was filed electronically on June 24, 2020.

BNY MELLON INVESTMENT FUNDS V, INC.

By:	/s/ Jeff Prusnofsky

Jeff Prusnofsky

Assistant Secretary